LEASE TERMINATIONS (Details) (USD $)	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Lease terminations [Abstract]
Cash Paid for Lease Termination	$ 251,000,000	$ (250,980,000)	$ 0
Fair value of swap at termination	25,300,000	25,300,000
Contribution to equity	$ 21,100,000	$ 21,061,000